UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21320

RETIREMENT INCOME TRUST

(Exact name of registrant as specified in charter)

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

(Address of principal executive offices)

(Zip code)

Michael S. Lando, Esquire

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

(Name and address of agent for service)

Registrant's telephone number, including area code: 412-521-2415

Date of fiscal year end: April 30

Date of reporting period: July 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

The Retirement Income Fund

		Schedule of Investments
			July 31, 2004
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
FINANCIAL SERVICES
365	American Capital Strategies, Ltd.	$ 10,662	4.22%

TOTAL FOR COMMON STOCK (COST $9,597)		$ 10,662	4.22%

INVESTMENT TRUSTS
360	Enerplus Resources Fund	10,667
500	Primewest Energy Trust	9,275
		19,942	7.89%

TOTAL INVESTMENT TRUSTS (COST $19,714)		$ 19,942	7.89%

REAL ESTATE INVESTMENT TRUSTS
1,180	Capstead Mortgage Corp.	15,222
1,000	Enterra Energy Trust	13,590
385	Equity Office Properties Trust	9,991
535	Glimcher Relty Trust	11,588
640	Impac Mortgage Holdings, Inc.	14,688
430	Thornburg Mortgage, Inc.	11,924
		77,003	30.48%

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $68,192)		$ 77,003	30.48%

CLOSED-END MUTUAL FUNDS
810	Alliance World Dollar Government Fund	9,315
720	Corporate High Yield Fund V, Inc.	10,750
820	Corporate High Yield Fund VI, Inc.	11,496
360	Evergreen Income Advantage Fund	11,956
1,250	Morgan Stanley Emerging Markets Fund	10,875
750	Pimco Corp Income Fund	10,868
620	Pimco Corporate Opportunity Fund	10,261
540	Pimco High Income Fund	12,381
775	Salomon Bros Global High Income	10,742
775	Salomon Bros Worldwide Income	12,004
		110,648

TOTAL CLOSED-END MUTUAL FUNDS (COST $110,889)		$ 110,648	43.80%

PREFERRED STOCK
450	HRPT Properties Trust Class B	11,979
		11,979

TOTAL PREFERRED STOCK (COST $12,497)		$ 11,979	4.74%

CASH AND EQUIVALENTS
18,920	First American Prime Obligation Fund Cl S .37%	18,920	7.49%

	Total Investments	249,154	98.64%
	(Identified Cost $ 239,809)

	Other assets less liabilities	3,442	1.36%

	Net Assets	$ 252,596	100.00%

Item 2.  Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RETIREMENT INCOME TRUST

By /s/Michael S. Lando

*Michael S. Lando

President

Date September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael S. Lando

*Michael S. Lando

President

Date September 29, 2004